Income Taxes (Details) - Schedule of Income Tax Provision Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current provision:
Federal	$ (1,112)	$ (68)	$ 2,536
State and local	(309)	268	795
Foreign	(582)	1,402	3,572
Current provision	(2,003)	1,602	6,903
Deferred expense (benefit):
Federal		8,882	(9,013)
State and local	(159)	3,552	(3,472)
Foreign	(520)	65	(213)
Deferred expense (benefit)	(679)	12,499	(12,698)
Provision for (benefit from) income taxes	$ (2,682)	$ 14,101	$ (5,795)